Investment Properties (Details) - Schedule of investment properties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		$ 16,308	$ 20,012
Additions		10	36
Sale of investment properties		(625)	(1,128)
Transfer to property, premises and equipment			(1,312)
Fair value adjustment		(574)	(1,300)
Ending balance		15,119	16,308
Commercial building [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		15,683	18,168
Additions		10	36
Sale of investment properties
Transfer to property, premises and equipment			(1,312)
Fair value adjustment		(574)	(1,209)
Ending balance		15,119	15,683
Lands [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance	[1]	625	1,844
Additions	[1]
Sale of investment properties	[1]	(625)	(1,128)
Transfer to property, premises and equipment	[1]
Fair value adjustment	[1]		(91)
Ending balance	[1]		$ 625

[1]	In 2021, included within the investment properties (see note 12) were lands with a total amount of USD 625 thousand registered in the name of a former Director of the Group. The Group had obtained a proxy and has full control over these investment properties. These investment properties were sold during 2022 (see note 27).